Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Expense
	2017	2016 (Restated – note 27)
Current income tax expense	$(12,551)	$(31,331)
Deferred income tax recovery	9,378	2,986
Income tax expense	$(3,173)	$(28,345)

Reconciliation Of Income Taxes
	2017	2016 (Restated – note 27)
Income tax recovery (expense) at statutory rate of 26.0%	$25,071	$(11,583)
Tax effect of:
Difference in tax rates of foreign jurisdictions(1)	(1,183)	(9,143)
Benefit of tax losses not recognized	(23,884)	(5,755)
Non-deductible and other items	(3,177)	(1,864)
	$(3,173)	$(28,345)

Recognized Deferred Tax Assets And Liabilities
	2017	2016 (Restated – note 27)
Tax losses	$5,176	$-
Provisions against inventories	6,973	6,480
Mineral properties, plant and equipment	(44,871)	(48,580)
Net deferred tax liabilities	$(32,722)	$(42,100)

Deferred Tax Assets That Have Not Been Recognized
	2017	2016
Mineral properties, plant and equipment	$3,183	$2,974
Tax losses carried forward	192,938	126,386
	$196,121	$129,360